Derivative financial instruments - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative financial instruments
Gain (loss) recognized in the income statement	$ 454	$ 1,256	$ (2,916)
Financial settlement inflows (outflows)	(240)	(1,602)	(1,202)
Gain or (loss) recognized in other comprehensive income		2	452
Cost of good sold and services rendered			439
Financial expense			2,477
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Derivative financial instruments
Gain (loss) recognized in the income statement	313	959	(1,502)
Financial settlement inflows (outflows)	(241)	(770)	(378)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Derivative financial instruments
Gain (loss) recognized in the income statement	152	869	(1,172)
Financial settlement inflows (outflows)	(181)	(513)	(330)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Derivative financial instruments
Gain (loss) recognized in the income statement	43	78	(61)
Financial settlement inflows (outflows)	(20)	(25)	7
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Derivative financial instruments
Gain (loss) recognized in the income statement	36	(19)	(130)
Financial settlement inflows (outflows)	(39)	(142)	(13)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Derivative financial instruments
Gain (loss) recognized in the income statement	46	(46)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Derivative financial instruments
Gain (loss) recognized in the income statement	36	77	(139)
Financial settlement inflows (outflows)	(1)	(90)	(42)
Derivatives not designated as hedge | Commodity price risk
Derivative financial instruments
Gain (loss) recognized in the income statement	(50)	226	(791)
Financial settlement inflows (outflows)	1	(829)	(332)
Derivatives not designated as hedge | Commodity price risk | Nickel
Derivative financial instruments
Gain (loss) recognized in the income statement	30	(42)	(49)
Financial settlement inflows (outflows)	4	(30)	(62)
Derivatives not designated as hedge | Commodity price risk | Bunker Oil
Derivative financial instruments
Gain (loss) recognized in the income statement	(80)	268	(742)
Financial settlement inflows (outflows)	(3)	(799)	(270)
Derivatives not designated as hedge | Others
Derivative financial instruments
Gain (loss) recognized in the income statement	$ 191	74	(142)
Derivatives designated as hedge
Derivative financial instruments
Gain (loss) recognized in the income statement		(3)	(481)
Financial settlement inflows (outflows)		(3)	(492)
Gain or (loss) recognized in other comprehensive income		2	452
Derivatives designated as hedge | Bunker Oil
Derivative financial instruments
Gain (loss) recognized in the income statement			(439)
Financial settlement inflows (outflows)			(450)
Gain or (loss) recognized in other comprehensive income			435
Derivatives designated as hedge | Foreign exchange
Derivative financial instruments
Gain (loss) recognized in the income statement		(3)	(42)
Financial settlement inflows (outflows)		(3)	(42)
Gain or (loss) recognized in other comprehensive income		$ 2	$ 17